Offerings - Offering: 1	Oct. 30, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price or number of debt securities is being registered as may from time to time be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.